814 P2 11/24

FRANKLIN INVESTORS SECURITIES TRUST
SUPPLEMENT DATED NOVEMBER 26, 2024
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED MARCH 1, 2024, OF
FRANKLIN LONG DURATION CREDIT FUND (THE “FUND”)

This supplement replaces and supersedes the supplement dated September 26, 2024.

The Fund’s Summary Prospectus and Prospectus are revised as follows:

1. The following is added to the section titled “Fund Summary – Portfolio Managers” in the Fund’s Summary Prospectus and Prospectus:

Andrew C. Benson
Portfolio Manager of FT Institutional and portfolio manager of the Fund since September 2024.

2. The following is added to the section titled “Fund Details – Management” in the Fund’s Prospectus:

Andrew C. Benson Portfolio Manager of FT Institutional
Mr. Benson has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Benson was a portfolio manager for Putnam Investment Management, LLC.

Please retain this supplement for future reference.